SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value
Long-lived asset impairment loss	27,203	7,965	5,349
Goodwill impairment loss	188	0	0
Revenue growth rate used for level 3 measurement (as a percent)	4.00%	4.00%	4.00%
Discount rate used for level 3 measurement (as a percent)	20.00%	20.00%	15.00%
Recurring basis | Fair value
Fair value
Available-for-sale securities	137,943
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Available-for-sale securities	137,943
Non-recurring basis
Fair value
Long-lived asset impairment loss	27,203	7,965	5,349
Goodwill impairment loss	188
Non-recurring basis | Fair value
Fair value
Property and equipment	13,561	5,382	4,991
Goodwill	0
Non-recurring basis | Carrying value
Fair value
Property and equipment	40,764	13,347	10,340
Goodwill	188
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	13,561	5,382	4,991
Goodwill	0